Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
MSCI USA Small-Cap Multifactor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
AAR Corp.
(a)(b)
..................... 49,067 $ 2,174,650
Cadre Holdings, Inc.
(a)
................ 18,145 532,919
Ducommun, Inc.
(b)
.................. 16,006 755,643
National Presto Industries, Inc. .......... 7,407 522,119
3,985,331
Air Freight & Logistics — 0.5%
(b)
Atlas Air Worldwide Holdings, Inc.
(a)
...... 8,035 812,660
Hub Group, Inc., Class A .............. 47,397 3,678,007
4,490,667
Airlines — 0.0%
SkyWest, Inc.
(b)
.................... 17,682 312,618
Auto Components — 0.9%
American Axle & Manufacturing Holdings, Inc.
(b)
159,605 1,546,573
Dana, Inc. ........................ 125,028 1,995,447
Gentherm , Inc.
(b)
................... 46,189 2,698,361
Modine Manufacturing Co.
(b)
........... 65,209 1,168,545
Standard Motor Products, Inc. .......... 27,389 1,038,865
8,447,791
Banks — 3.1%
1st Source Corp. ................... 25,858 1,503,901
Amalgamated Financial Corp. .......... 21,604 496,676
Amerant Bancorp, Inc., Class A ......... 35,754 1,076,196
Arrow Financial Corp. ................ 23,099 804,307
Bancorp, Inc. (The)
(b)
................ 70,311 1,939,177
Bar Harbor Bankshares .............. 21,021 630,840
Camden National Corp. .............. 20,435 889,331
Capital City Bank Group, Inc. ........... 13,473 477,214
Community Trust Bancorp, Inc. ......... 22,454 1,061,850
Customers Bancorp, Inc.
(b)
............. 43,268 1,457,699
First Community Bankshares , Inc. ....... 21,088 785,317
First Financial Corp. ................. 16,521 801,103
First Foundation, Inc. ................ 42,003 670,368
First of Long Island Corp. (The) ......... 32,379 569,223
Great Southern Bancorp, Inc. ........... 14,123 875,344
Hanmi Financial Corp. ............... 38,237 1,023,987
Heritage Financial Corp. .............. 44,745 1,507,459
HomeStreet , Inc. ................... 22,844 593,030
Hope Bancorp, Inc. ................. 159,974 2,170,847
Independent Bank Corp. .............. 29,016 671,140
Lakeland Bancorp, Inc. ............... 85,796 1,600,095
Mercantile Bank Corp. ............... 21,073 736,501
Midland States Bancorp, Inc. ........... 29,335 822,554
MidWestOne Financial Group, Inc. ....... 20,860 700,896
OFG Bancorp ..................... 52,880 1,474,294
Peapack -Gladstone Financial Corp. ...... 23,048 912,009
Republic Bancorp, Inc., Class A ......... 13,733 636,525
Tompkins Financial Corp. ............. 18,224 1,509,676
Univest Financial Corp. ............... 41,256 1,160,944
Washington Trust Bancorp, Inc. ......... 24,193 1,173,361
30,731,864
Beverages — 0.3%
MGP Ingredients, Inc.
(a)
............... 14,527 1,627,750
National Beverage Corp. .............. 25,720 1,219,643
2,847,393
Biotechnology — 2.8%
(b)
Alkermes plc ...................... 177,872 4,037,694
Anika Therapeutics, Inc. .............. 20,182 573,573
Avid Bioservices , Inc.
(a)
............... 67,632 1,145,686
Catalyst Pharmaceuticals, Inc. .......... 136,122 1,888,012
Security
Shares
Shares Value
Biotechnology (continued)
Eagle Pharmaceuticals, Inc. ........... 16,627 $ 523,252
Ironwood Pharmaceuticals, Inc., Class A ... 170,619 1,866,572
Kezar Life Sciences, Inc. .............. 63,445 476,789
Myriad Genetics, Inc.
(a)
............... 83,035 1,722,146
United Therapeutics Corp. ............. 49,493 11,409,621
Vanda Pharmaceuticals, Inc. ........... 61,592 644,868
Veracyte , Inc. ..................... 98,015 1,971,082
Vericel Corp.
(a)
..................... 43,127 1,159,254
27,418,549
Building Products — 0.7%
Apogee Enterprises, Inc. .............. 30,946 1,419,802
Insteel Industries, Inc. ................ 27,219 717,221
Quanex Building Products Corp.
(a)
....... 46,547 1,031,482
Simpson Manufacturing Co., Inc. ........ 44,690 3,820,101
6,988,606
Capital Markets — 4.2%
Affiliated Managers Group, Inc. ......... 45,432 5,640,837
Artisan Partners Asset Management, Inc.,
Class A ....................... 71,488 2,038,123
BGC Partners, Inc., Class A ............ 320,969 1,271,037
Brightsphere Investment Group, Inc. ...... 46,402 873,286
Cowen, Inc., Class A
(a)
............... 28,792 1,111,947
Diamond Hill Investment Group, Inc. ...... 4,437 798,438
Donnelley Financial Solutions, Inc.
(b)
...... 39,888 1,612,672
Evercore , Inc., Class A ............... 43,722 4,595,182
Federated Hermes, Inc., Class B ........ 121,402 4,218,720
Janus Henderson Group plc ........... 171,021 3,894,148
Jefferies Financial Group, Inc. .......... 231,511 7,966,294
Moelis & Co., Class A ................ 67,264 2,856,029
Piper Sandler Cos. .................. 19,892 2,545,579
PJT Partners, Inc., Class A ............ 2,215 164,796
TPG, Inc., Class A
(a)
................. 49,360 1,517,820
Victory Capital Holdings, Inc., Class A
(a)
.... 17,747 513,243
41,618,151
Chemicals — 1.4%
AdvanSix , Inc. ..................... 39,180 1,425,368
American Vanguard Corp. ............. 38,832 903,621
Chase Corp. ...................... 11,221 1,057,130
FutureFuel Corp. ................... 36,770 251,507
Hawkins, Inc. ..................... 26,447 1,190,908
Intrepid Potash, Inc.
(b)
................ 15,254 690,244
Koppers Holdings, Inc. ............... 29,604 738,916
LSB Industries, Inc.
(a)(b)
............... 52,967 933,808
Mativ Holdings, Inc. ................. 34,583 821,001
Orion Engineered Carbons SA
(a)
......... 84,692 1,351,684
Stepan Co. ....................... 23,039 2,406,193
Tredegar Corp. .................... 37,918 412,927
Trinseo plc ....................... 34,385 647,126
Tronox Holdings plc, Class A ........... 81,838 982,056
13,812,489
Commercial Services & Supplies — 1.4%
ACCO Brands Corp. ................. 135,800 624,680
Brady Corp., Class A, NVS ............ 53,502 2,447,717
BrightView Holdings, Inc.
(b)
............ 45,576 406,538
CoreCivic , Inc.
(b)
................... 169,515 1,774,822
Deluxe Corp. ...................... 47,099 865,680
Ennis, Inc. ....................... 36,153 815,612
GEO Group, Inc. (The)
(b)
.............. 167,487 1,416,940
Healthcare Services Group, Inc. ......... 82,314 1,149,103
Heritage-Crystal Clean, Inc.
(b)
........... 22,101 607,114
HNI Corp. ........................ 59,090 1,713,019
Interface, Inc. ..................... 83,267 941,750

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Multifactor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Matthews International Corp., Class A ..... 34,997 $ 940,719
13,703,694
Communications Equipment — 2.2%
ADTRAN Holdings, Inc. .............. 53,542 1,202,553
Calix, Inc.
(b)
....................... 63,006 4,639,762
Cambium Networks Corp.
(b)
............ 16,749 324,093
Ciena Corp.
(a)(b)
.................... 170,637 8,173,512
Clearfield, Inc.
(a)(b)
................... 16,319 1,982,269
Digi International, Inc.
(b)
............... 48,913 1,972,661
NetScout Systems, Inc.
(b)
............. 81,682 2,934,018
Ribbon Communications, Inc.
(a)(b)
........ 106,581 282,440
21,511,308
Construction & Engineering — 1.1%
Construction Partners, Inc., Class A
(a)(b)
.... 31,964 995,359
Dycom Industries, Inc.
(b)
.............. 41,199 4,868,898
IES Holdings, Inc.
(b)
................. 10,392 343,352
MYR Group, Inc.
(b)
.................. 18,598 1,627,511
Primoris Services Corp. .............. 74,348 1,501,086
Sterling Infrastructure, Inc.
(b)
........... 42,189 1,138,681
Tutor Perini Corp.
(b)
................. 50,887 377,581
10,852,468
Construction Materials — 0.0%
United States Lime & Minerals, Inc. ....... 3,175 400,526
Consumer Finance — 1.5%
Atlanticus Holdings Corp.
(b)
............ 7,307 208,688
Bread Financial Holdings, Inc. .......... 60,588 2,187,833
Curo Group Holdings Corp. ............ 20,639 106,704
Encore Capital Group, Inc.
(a)(b)
.......... 33,510 1,706,329
Enova International, Inc.
(b)
............. 45,394 1,701,821
Navient Corp. ..................... 206,175 3,121,489
OneMain Holdings, Inc. ............... 87,353 3,368,332
Oportun Financial Corp.
(b)
............. 27,450 150,975
PROG Holdings, Inc.
(b)
............... 75,021 1,239,347
World Acceptance Corp.
(a)(b)
............ 4,832 392,455
14,183,973
Containers & Packaging — 0.1%
Myers Industries, Inc. ................ 33,759 684,970
Distributors — 0.1%
Funko , Inc., Class A
(a)(b)
............... 43,067 889,334
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.
(b)
........ 62,936 2,624,431
American Public Education, Inc.
(b)
........ 26,403 338,222
European Wax Center, Inc., Class A ...... 33,172 477,013
Graham Holdings Co., Class B .......... 4,450 2,776,222
Grand Canyon Education, Inc.
(a)(b)
........ 45,057 4,534,086
Perdoceo Education Corp.
(b)
........... 95,883 1,095,943
Stride, Inc.
(b)
...................... 45,857 1,536,668
13,382,585
Diversified Telecommunication Services — 0.2%
ATN International, Inc. ............... 12,296 530,204
EchoStar Corp., Class A
(b)
............. 49,520 934,442
IDT Corp., Class B
(a)(b)
................ 27,014 703,985
2,168,631
Electrical Equipment — 1.8%
Acuity Brands, Inc. .................. 39,369 7,226,967
Atkore , Inc.
(b)
...................... 51,198 4,879,170
AZZ, Inc. ........................ 34,570 1,389,714
Encore Wire Corp. .................. 22,769 3,132,787
GrafTech International Ltd. ............ 91,926 467,903
Security
Shares
Shares Value
Electrical Equipment (continued)
Thermon Group Holdings, Inc.
(b)
......... 46,730 $ 829,925
17,926,466
Electronic Equipment, Instruments & Components — 6.2%
Avnet, Inc. ....................... 109,706 4,409,084
Badger Meter, Inc. .................. 32,168 3,618,257
Benchmark Electronics, Inc. ........... 49,191 1,396,533
CTS Corp. ....................... 44,735 1,767,927
ePlus , Inc.
(b)
...................... 37,387 1,821,495
Fabrinet
(b)
........................ 45,539 5,209,662
Insight Enterprises, Inc.
(a)(b)
............ 38,431 3,632,114
Jabil, Inc. ........................ 152,744 9,813,802
Kimball Electronics, Inc.
(b)
............. 34,793 719,171
Knowles Corp.
(b)
................... 127,916 1,758,845
Lightwave Logic, Inc.
(a)(b)
.............. 155,589 1,317,839
Methode Electronics, Inc. ............. 51,483 2,122,644
Mirion Technologies, Inc., Class A
(a)(b)
..... 180,856 1,461,316
Napco Security Technologies, Inc.
(b)
...... 43,717 1,242,437
OSI Systems, Inc.
(b)
................. 18,622 1,530,356
PC Connection, Inc. ................. 16,553 879,626
Plexus Corp.
(b)
..................... 31,147 3,064,865
Sanmina Corp.
(a)(b)
.................. 84,823 4,754,329
ScanSource , Inc.
(b)
.................. 34,785 1,077,639
TTM Technologies, Inc.
(a)(b)
............ 133,781 2,048,187
Vishay Intertechnology , Inc. ............ 183,919 3,845,746
Vishay Precision Group, Inc.
(a)(b)
......... 17,670 596,363
Vontier Corp. ...................... 144,297 2,756,073
60,844,310
Energy Equipment & Services — 1.5%
Cactus, Inc., Class A ................ 63,987 3,309,408
Dril -Quip, Inc.
(b)
.................... 48,124 1,197,325
Helix Energy Solutions Group, Inc.
(a)(b)
..... 200,846 1,405,922
Patterson-UTI Energy, Inc. ............ 301,548 5,322,322
ProPetro Holding Corp.
(b)
.............. 108,991 1,290,453
RPC, Inc. ........................ 71,645 797,409
US Silica Holdings, Inc.
(b)
............. 105,221 1,514,130
14,836,969
Entertainment — 0.5%
Playstudios , Inc., Class A
(a)(b)
........... 115,874 522,592
World Wrestling Entertainment, Inc., Class A 49,774 3,926,671
4,449,263
Equity Real Estate Investment Trusts (REITs) — 2.4%
Brandywine Realty Trust .............. 188,422 1,236,048
Chatham Lodging Trust
(b)
............. 64,921 842,025
City Office REIT, Inc. ................ 60,987 647,682
Diversified Healthcare Trust ............ 334,632 455,100
Franklin Street Properties Corp. ......... 144,432 415,964
Getty Realty Corp. .................. 54,809 1,725,935
Industrial Logistics Properties Trust
(a)
...... 72,307 338,397
InvenTrust Properties Corp. ............ 93,949 2,367,515
LTC Properties, Inc. ................. 43,325 1,675,378
LXP Industrial Trust ................. 306,142 2,963,455
Necessity Retail REIT, Inc. (The), Class A .. 185,474 1,268,642
One Liberty Properties, Inc. ............ 23,666 533,432
Paramount Group, Inc. ............... 244,324 1,580,776
Piedmont Office Realty Trust, Inc., Class A .. 171,936 1,796,731
Retail Opportunity Investments Corp. ..... 173,152 2,507,241
RPT Realty ....................... 89,863 835,726
Saul Centers, Inc. .................. 20,081 822,317
Urstadt Biddle Properties, Inc., Class A .... 42,234 791,465
Whitestone REIT ................... 65,373 615,160
23,418,989

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Multifactor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food & Staples Retailing — 1.6%
Andersons, Inc. (The) ................ 44,804 $ 1,580,237
Ingles Markets, Inc., Class A ........... 19,013 1,794,257
PriceSmart , Inc. .................... 34,435 2,202,807
SpartanNash Co. ................... 50,394 1,799,570
Sprouts Farmers Market, Inc.
(b)
.......... 125,901 3,714,079
United Natural Foods, Inc.
(a)(b)
.......... 62,129 2,634,891
Weis Markets, Inc. .................. 22,500 2,107,575
15,833,416
Food Products — 0.3%
Fresh Del Monte Produce, Inc. .......... 53,331 1,390,873
John B Sanfilippo & Son, Inc. ........... 12,447 1,038,204
Tootsie Roll Industries, Inc. ............ 22,675 915,843
3,344,920
Gas Utilities — 0.0%
Star Group LP ..................... 46,353 408,833
Health Care Equipment & Supplies — 6.3%
AngioDynamics , Inc.
(b)
............... 54,064 761,762
Atrion Corp. ...................... 2,001 1,201,220
CONMED Corp.
(a)
.................. 31,954 2,547,692
Embecta Corp. .................... 80,576 2,491,410
Envista Holdings Corp.
(b)
.............. 177,792 5,868,914
Establishment Labs Holdings, Inc.
(a)(b)
..... 26,986 1,521,741
Globus Medical, Inc., Class A
(b)
......... 86,332 5,784,244
Haemonetics Corp.
(b)
................ 71,487 6,072,821
ICU Medical, Inc.
(a)(b)
................. 28,317 4,202,526
Inogen , Inc.
(b)
..................... 21,279 482,182
Integer Holdings Corp.
(b)
.............. 36,385 2,267,877
Lantheus Holdings, Inc.
(b)
............. 95,683 7,079,585
LeMaitre Vascular, Inc.
(a)
.............. 27,544 1,195,410
LivaNova plc
(b)
..................... 44,658 2,103,392
Meridian Bioscience, Inc.
(b)
............ 60,748 1,942,114
Merit Medical Systems, Inc.
(b)
........... 55,838 3,839,979
Neogen Corp.
(b)
.................... 36,367 480,044
NuVasive , Inc.
(a)(b)
................... 56,726 2,503,318
Omnicell , Inc.
(a)(b)
................... 47,931 3,706,025
Orthofix Medical, Inc.
(b)
............... 27,883 447,801
Paragon 28, Inc.
(a)(b)
................. 37,464 748,156
SI-BONE, Inc.
(b)
.................... 40,364 784,676
Surmodics , Inc.
(b)
................... 19,587 668,700
Tactile Systems Technology, Inc.
(b)
....... 21,898 162,921
TransMedics Group, Inc.
(a)(b)
............ 41,513 2,001,757
Varex Imaging Corp.
(a)(b)
.............. 43,441 960,481
Zimvie , Inc.
(b)
...................... 29,213 256,198
62,082,946
Health Care Providers & Services — 6.0%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 53,906 4,382,558
Addus HomeCare Corp.
(b)
............. 22,407 2,294,925
AMN Healthcare Services, Inc.
(b)
......... 52,109 6,539,679
Apollo Medical Holdings, Inc.
(a)(b)
......... 54,698 1,939,591
Chemed Corp. ..................... 17,346 8,098,327
CorVel Corp.
(b)
..................... 13,408 2,201,728
Cross Country Healthcare, Inc.
(a)(b)
....... 50,610 1,877,125
DocGo , Inc.
(b)
..................... 112,124 1,110,028
Encompass Health Corp. ............. 109,706 5,972,395
Enhabit , Inc.
(b)
..................... 69,313 860,867
Joint Corp. (The)
(b)
.................. 15,916 262,932
ModivCare , Inc.
(b)
................... 12,375 1,203,345
National HealthCare Corp. ............. 20,492 1,248,373
National Research Corp. .............. 21,164 862,010
Owens & Minor, Inc. ................. 1,876 31,892
Pediatrix Medical Group, Inc.
(a)(b)
......... 115,470 2,240,118
Premier, Inc., Class A ................ 135,369 4,721,671
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Privia Health Group, Inc.
(a)(b)
............ 105,995 $ 3,548,712
Select Medical Holdings Corp. .......... 118,699 3,048,190
Tenet Healthcare Corp.
(b)
.............. 99,660 4,420,918
US Physical Therapy, Inc. ............. 18,113 1,608,434
58,473,818
Health Care Technology — 1.3%
Allscripts Healthcare Solutions, Inc.
(b)
..... 162,032 2,381,870
Certara , Inc.
(b)
..................... 144,842 1,771,418
Computer Programs and Systems, Inc.
(b)
... 19,636 634,243
Definitive Healthcare Corp., Class A
(b)
..... 47,861 755,247
Evolent Health, Inc., Class A
(a)(b)
......... 108,537 3,452,562
HealthStream , Inc.
(b)
................. 34,047 840,961
NextGen Healthcare, Inc.
(a)(b)
........... 79,537 1,593,921
OptimizeRx Corp.
(b)
................. 17,553 270,579
Simulations Plus, Inc. ................ 22,536 935,244
12,636,045
Hotels, Restaurants & Leisure — 0.3%
Chuy's Holdings, Inc.
(b)
............... 26,516 776,919
Monarch Casino & Resort, Inc.
(a)(b)
....... 19,736 1,567,235
RCI Hospitality Holdings, Inc.
(a)
.......... 11,209 946,376
3,290,530
Household Durables — 0.8%
Ethan Allen Interiors, Inc. ............. 31,910 816,577
GoPro, Inc., Class A
(a)(b)
............... 182,652 995,453
La-Z-Boy, Inc. ..................... 48,869 1,210,485
M/I Homes, Inc.
(b)
................... 39,436 1,636,200
Tri Pointe Homes, Inc.
(b)
.............. 144,208 2,415,484
Tupperware Brands Corp.
(b)
............ 54,514 421,393
Universal Electronics, Inc.
(b)
............ 17,682 360,890
7,856,482
Household Products — 0.2%
(b)
Central Garden & Pet Co. ............. 10,665 440,144
Central Garden & Pet Co., Class A, NVS ... 44,283 1,733,237
2,173,381
Insurance — 4.7%
American Equity Investment Life Holding Co. 91,799 3,954,701
Assured Guaranty Ltd. ............... 80,492 4,764,321
Brighthouse Financial, Inc.
(a)(b)
.......... 104,408 5,958,565
CNO Financial Group, Inc. ............. 161,560 3,564,014
Donegal Group, Inc., Class A ........... 15,628 228,794
Employers Holdings, Inc. .............. 35,747 1,558,927
First American Financial Corp. .......... 121,192 6,108,077
Genworth Financial, Inc., Class A
(b)
....... 480,416 2,243,543
National Western Life Group, Inc., Class A .. 3,370 667,327
Safety Insurance Group, Inc. ........... 20,323 1,767,085
Stewart Information Services Corp. ....... 27,489 1,070,971
United Fire Group, Inc. ............... 29,595 802,024
Universal Insurance Holdings, Inc. ....... 38,996 391,520
Unum Group ...................... 280,348 12,781,065
45,860,934
Interactive Media & Services — 1.0%
Cars.com, Inc.
(b)
.................... 92,037 1,277,474
Shutterstock , Inc. ................... 26,355 1,318,541
TrueCar , Inc.
(b)
..................... 113,949 205,108
Yelp, Inc.
(b)
....................... 81,110 3,115,435
Ziff Davis, Inc.
(b)
.................... 50,490 3,907,421
9,823,979
Internet & Direct Marketing Retail — 0.2%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 28,596 208,465
Duluth Holdings, Inc., Class B
(b)
......... 29,100 253,170

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Multifactor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Lands' End, Inc.
(a)(b)
................. 18,560 $ 194,509
Liquidity Services, Inc.
(b)
.............. 39,848 684,589
PetMed Express, Inc. ................ 27,920 595,254
1,935,987
IT Services — 1.9%
Cass Information Systems, Inc. ......... 18,163 777,013
Conduent , Inc.
(b)
................... 240,459 990,691
CSG Systems International, Inc. ......... 45,221 2,924,442
DXC Technology Co.
(b)
............... 53,012 1,524,095
EVERTEC, Inc. .................... 67,445 2,415,206
ExlService Holdings, Inc.
(b)
............ 36,919 6,713,720
Hackett Group, Inc. (The) ............. 35,454 774,315
Perficient , Inc.
(b)
.................... 36,306 2,431,413
18,550,895
Leisure Products — 0.4%
Clarus Corp. ...................... 23,786 288,049
Johnson Outdoors, Inc., Class A ......... 8,155 429,116
Smith & Wesson Brands, Inc. ........... 53,191 600,526
Sturm Ruger & Co., Inc. .............. 19,401 1,088,978
Vista Outdoor, Inc.
(b)
................. 63,260 1,837,070
4,243,739
Life Sciences Tools & Services — 0.7%
Medpace Holdings, Inc.
(b)
............. 31,593 7,013,014
Machinery — 1.6%
Energy Recovery, Inc.
(a)(b)
............. 40,258 1,035,838
Gorman-Rupp Co. (The) .............. 29,212 792,814
Greenbrier Cos., Inc. (The) ............ 35,698 1,260,496
Luxfer Holdings plc ................. 40,182 581,434
Manitowoc Co., Inc. (The)
(b)
............ 49,453 451,011
Mueller Industries, Inc. ............... 56,713 3,552,502
Omega Flex, Inc.
(a)
.................. 4,949 467,186
Proto Labs, Inc.
(b)
................... 38,334 1,463,975
REV Group, Inc. ................... 48,011 659,671
Shyft Group, Inc. (The) ............... 35,224 809,448
Standex International Corp. ............ 16,825 1,666,516
Titan International, Inc.
(b)
.............. 70,184 1,049,953
Wabash National Corp.
(a)
.............. 68,358 1,479,951
15,270,795
Marine — 0.1%
Eagle Bulk Shipping, Inc. ............. 13,424 649,453
Genco Shipping & Trading Ltd. .......... 53,055 710,937
1,360,390
Media — 0.8%
AMC Networks, Inc., Class A
(b)
.......... 39,614 891,711
Audacy , Inc., Class A
(b)
............... 174,218 60,210
John Wiley & Sons, Inc., Class A ........ 49,040 2,068,998
Scholastic Corp., NVS ............... 41,109 1,567,897
TechTarget , Inc.
(a)(b)
................. 27,921 1,802,300
Thryv Holdings, Inc.
(a)(b)
............... 28,765 588,532
WideOpenWest , Inc.
(b)
............... 57,859 793,247
7,772,895
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc. ...... 24,784 4,184,778
Commercial Metals Co. ............... 132,564 6,031,662
Ramaco Resources, Inc. .............. 30,998 349,967
Ryerson Holding Corp. ............... 24,138 809,830
Schnitzer Steel Industries, Inc., Class A .... 36,331 980,574
SunCoke Energy, Inc. ................ 116,750 847,605
TimkenSteel Corp.
(b)
................. 55,495 967,833
Security
Shares
Shares Value
Metals & Mining (continued)
Warrior Met Coal, Inc. ................ 72,009 $ 2,674,414
16,846,663
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp. ...... 49,431 609,978
Multiline Retail — 0.2%
Dillard's, Inc., Class A
(a)
............... 6,616 2,175,275
Multi-Utilities — 0.1%
Unitil Corp. ....................... 22,347 1,177,910
Oil, Gas & Consumable Fuels — 8.4%
Alto Ingredients, Inc.
(a)(b)
.............. 76,166 314,566
Antero Resources Corp.
(a)(b)
............ 98,938 3,627,067
Arch Resources, Inc., Class A .......... 21,575 3,285,657
Berry Corp. ....................... 79,153 702,087
Brigham Minerals, Inc., Class A ......... 49,880 1,546,280
California Resources Corp. ............ 45,137 2,036,130
Centrus Energy Corp., Class A
(a)(b)
....... 11,391 538,908
CONSOL Energy, Inc. ................ 46,109 2,905,789
Denbury, Inc.
(b)
.................... 28,409 2,596,867
Dorian LPG Ltd. .................... 35,548 642,352
Gran Tierra Energy, Inc.
(a)(b)
............ 513,670 693,454
Laredo Petroleum, Inc.
(b)
.............. 20,506 1,325,713
Matador Resources Co. .............. 128,979 8,570,655
Murphy Oil Corp. ................... 170,271 8,259,846
Ovintiv , Inc. ....................... 266,771 13,511,951
PDC Energy, Inc. ................... 138,397 9,983,960
Permian Resources Corp., Class A
(b)
...... 278,117 2,717,203
Range Resources Corp. .............. 272,092 7,749,180
REX American Resources Corp.
(a)(b)
...... 22,385 671,326
SandRidge Energy, Inc.
(b)
............. 43,036 812,950
SilverBow Resources, Inc.
(a)(b)
.......... 13,978 495,800
SM Energy Co. .................... 169,892 7,641,742
World Fuel Services Corp. ............. 70,013 1,784,631
82,414,114
Paper & Forest Products — 0.8%
Clearwater Paper Corp.
(a)(b)
............ 18,471 821,590
Louisiana-Pacific Corp. ............... 104,990 5,947,684
Mercer International, Inc. .............. 60,191 807,763
7,577,037
Personal Products — 0.6%
elf Beauty, Inc.
(b)
................... 69,230 2,994,890
Nu Skin Enterprises, Inc., Class A ........ 55,275 2,110,952
USANA Health Sciences, Inc.
(a)(b)
........ 16,049 842,733
5,948,575
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals, Inc.
(b)
....... 54,459 1,682,783
ANI Pharmaceuticals, Inc.
(b)
............ 18,103 698,595
Corcept Therapeutics, Inc.
(a)(b)
.......... 133,313 3,812,752
Innoviva , Inc.
(b)
.................... 87,451 1,185,835
Phibro Animal Health Corp., Class A ...... 28,476 418,312
Prestige Consumer Healthcare, Inc.
(b)
..... 55,193 3,006,915
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 58,597 2,008,119
12,813,311
Professional Services — 1.6%
Barrett Business Services, Inc. .......... 10,204 889,993
CRA International, Inc.
(a)
.............. 10,276 1,055,756
Forrester Research, Inc.
(b)
............. 15,860 671,195
Franklin Covey Co.
(a)(b)
............... 17,995 910,547
Heidrick & Struggles International, Inc. .... 27,609 777,469
ICF International, Inc. ................ 20,792 2,487,347
Kelly Services, Inc., Class A, NVS ....... 45,971 751,166

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Multifactor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Kforce , Inc.
(a)
...................... 28,322 $ 1,791,933
Korn Ferry ....................... 75,145 4,177,311
Resources Connection, Inc. ............ 44,035 804,520
TrueBlue , Inc.
(b)
.................... 46,211 908,508
15,225,745
Real Estate Management & Development — 1.7%
Anywhere Real Estate, Inc.
(a)(b)
.......... 164,723 1,223,892
Douglas Elliman , Inc. ................ 102,371 472,954
Jones Lang LaSalle, Inc.
(a)(b)
............ 55,901 8,893,290
Marcus & Millichap, Inc. .............. 35,242 1,298,315
Newmark Group, Inc., Class A .......... 227,686 1,864,748
RE/MAX Holdings, Inc., Class A ......... 26,975 524,934
RMR Group, Inc. (The), Class A ......... 17,058 466,877
St. Joe Co. (The) ................... 35,707 1,268,670
Tejon Ranch Co.
(a)(b)
................. 23,339 395,363
16,409,043
Road & Rail — 2.1%
ArcBest Corp. ..................... 34,135 2,711,343
Heartland Express, Inc. ............... 82,530 1,228,047
Marten Transport Ltd. ................ 91,394 1,715,465
Ryder System, Inc. .................. 59,285 4,773,035
Saia, Inc.
(a)(b)
...................... 29,037 5,774,298
Schneider National, Inc., Class B ........ 62,855 1,397,895
Werner Enterprises, Inc. .............. 67,406 2,642,315
20,242,398
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems , Inc.
(a)(b)
.......... 92,952 2,361,910
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 32,074 1,050,423
Amkor Technology, Inc. ............... 153,562 3,192,554
Axcelis Technologies, Inc.
(b)
............ 46,033 2,669,914
Cirrus Logic, Inc.
(b)
.................. 78,221 5,250,194
Diodes, Inc.
(a)(b)
.................... 63,079 4,520,872
FormFactor , Inc.
(b)
.................. 108,830 2,199,454
Ichor Holdings Ltd.
(a)(b)
................ 39,915 1,015,438
Kulicke & Soffa Industries, Inc. .......... 68,324 2,865,509
Magnachip Semiconductor Corp.
(b)
....... 62,864 625,497
Photronics , Inc.
(b)
................... 86,433 1,401,943
SMART Global Holdings, Inc.
(a)(b)
........ 38,449 520,215
Synaptics , Inc.
(b)
................... 38,562 3,416,593
Ultra Clean Holdings, Inc.
(b)
............ 62,876 1,956,072
33,046,588
Software — 3.1%
A10 Networks, Inc. .................. 63,774 1,071,403
Adeia , Inc. ....................... 60,842 680,214
Agilysys , Inc.
(b)
.................... 32,761 2,102,273
American Software, Inc., Class A ........ 44,436 761,189
Benefitfocus , Inc.
(b)
.................. 38,026 268,083
BTRS Holdings, Inc., Class A
(b)
.......... 112,029 1,057,554
ChannelAdvisor Corp.
(b)
.............. 38,237 880,980
CommVault Systems, Inc.
(b)
............ 45,517 2,771,530
Consensus Cloud Solutions, Inc.
(b)
....... 16,590 931,363
Ebix , Inc. ........................ 34,411 680,994
Manhattan Associates, Inc.
(b)
........... 4,043 491,912
Progress Software Corp. .............. 48,241 2,461,738
Qualys , Inc.
(b)
..................... 48,724 6,946,093
Rimini Street, Inc.
(b)
................. 73,125 410,231
SPS Commerce, Inc.
(b)
............... 39,507 4,998,426
Teradata Corp.
(a)(b)
.................. 120,285 3,799,803
Xperi , Inc.
(b)
....................... 24,337 339,988
30,653,774
Security
Shares
Shares Value
Specialty Retail — 4.2%
Aaron's Co., Inc. (The) ............... 43,002 $ 448,081
Abercrombie & Fitch Co., Class A
(a)(b)
...... 70,285 1,235,610
Academy Sports & Outdoors, Inc. ........ 93,217 4,104,345
America's Car-Mart, Inc.
(a)(b)
............ 7,264 496,567
Boot Barn Holdings, Inc.
(b)
............. 32,560 1,849,408
Buckle, Inc. (The) .................. 41,904 1,648,084
Caleres , Inc. ...................... 52,934 1,446,686
Chico's FAS, Inc.
(b)
.................. 174,459 1,025,819
Children's Place, Inc. (The)
(b)
........... 15,427 624,485
Container Store Group, Inc. (The)
(b)
....... 45,174 245,295
Foot Locker, Inc. ................... 102,744 3,256,985
Genesco, Inc.
(b)
.................... 18,262 859,044
Group 1 Automotive, Inc.
(a)
............. 21,982 3,802,886
Guess?, Inc. ...................... 50,213 852,617
Haverty Furniture Cos., Inc. ............ 17,671 469,695
Hibbett, Inc. ...................... 17,180 1,072,376
LL Flooring Holdings, Inc.
(b)
............ 32,008 266,307
MarineMax , Inc.
(a)(b)
................. 30,017 969,849
ODP Corp. (The)
(a)(b)
................. 58,795 2,326,518
Party City Holdco, Inc.
(a)(b)
............. 157,514 266,199
Penske Automotive Group, Inc. ......... 35,426 3,954,250
Sally Beauty Holdings, Inc.
(a)(b)
.......... 124,622 1,583,946
Shoe Carnival, Inc. .................. 25,353 607,965
Signet Jewelers Ltd.
(a)
................ 58,066 3,788,226
Sonic Automotive, Inc., Class A ......... 24,547 1,147,572
TravelCenters of America, Inc.
(b)
......... 13,719 872,254
Winmark Corp. .................... 4,124 1,037,763
Zumiez , Inc.
(a)(b)
.................... 23,129 518,783
40,777,615
Technology Hardware, Storage & Peripherals — 0.8%
Avid Technology, Inc.
(a)(b)
.............. 50,157 1,378,816
Super Micro Computer, Inc.
(b)
........... 65,126 4,532,118
Xerox Holdings Corp. ................ 161,920 2,368,890
8,279,824
Textiles, Apparel & Luxury Goods — 0.6%
G-III Apparel Group Ltd.
(b)
............. 60,458 1,178,931
Kontoor Brands, Inc. ................. 53,685 1,916,554
Movado Group, Inc. ................. 22,450 742,422
Oxford Industries, Inc. ............... 21,649 2,202,353
6,040,260
Thrifts & Mortgage Finance — 2.0%
Enact Holdings, Inc. ................. 45,405 1,164,184
Essent Group Ltd. .................. 141,284 5,592,021
Hingham Institution for Savings (The) ..... 1,659 410,188
Luther Burbank Corp. ................ 21,475 271,229
MGIC Investment Corp. .............. 431,618 5,891,586
Radian Group, Inc. .................. 240,903 5,027,645
TrustCo Bank Corp. ................. 25,949 968,417
Waterstone Financial, Inc. ............. 23,657 401,696
19,726,966
Tobacco — 0.2%
Universal Corp. .................... 34,236 1,732,684
Trading Companies & Distributors — 3.1%
BlueLinx Holdings, Inc.
(a)(b)
............. 13,466 948,814
Boise Cascade Co. ................. 43,362 2,895,281
DXP Enterprises, Inc.
(b)
............... 22,188 634,799
Global Industrial Co. ................. 14,624 464,166
GMS, Inc.
(b)
....................... 42,410 2,001,752
H&E Equipment Services, Inc. .......... 45,373 1,713,284
Herc Holdings, Inc. .................. 33,337 3,920,765
McGrath RentCorp .................. 33,939 3,191,963
MRC Global, Inc.
(a)(b)
................. 116,384 1,167,331

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Multifactor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
NOW, Inc.
(b)
...................... 154,340 $ 1,964,748
Rush Enterprises, Inc., Class A ......... 47,589 2,374,215
Rush Enterprises, Inc., Class B ......... 7,901 423,652
Titan Machinery, Inc.
(b)
............... 28,442 977,836
Triton International Ltd. ............... 89,519 5,432,908
Veritiv Corp.
(b)
..................... 19,451 2,261,373
30,372,887
Wireless Telecommunication Services — 0.2%
Telephone and Data Systems, Inc. ....... 106,612 1,812,404
United States Cellular Corp.
(b)
.......... 14,869 463,467
2,275,871
Total Long-Term Investments — 99.1%
(Cost: $910,675,616) ............................. 972,186,462
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(e)
............ 49,489,072 $ 49,479,175
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 8,368,596 8,368,596
Total Short-Term Securities — 5.9%
(Cost: $57,843,398) .............................. 57,847,771
Total Investments — 105.0%
(Cost: $968,519,014 ) ............................. 1,030,034,233
Liabilities in Excess of Other Assets — (5.0)% ............ (48,746,754)
Net Assets — 100.0% ..............................
$ 981,287,479
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 54,176,591 $ — $ (4,695,727)
(a)
$ 3,251 $ (4,940) $ 49,479,175 49,489,072 $ 70,130
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,530,000 — (161,404)
(a)
— — 8,368,596 8,368,596 52,394 —
$ 3,251 $ (4,940) $ 57,847,771 $ 122,524 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 10 12/16/22 $ 927 $ 52,947
S&P Midcap 400 E-Mini Index ................................................. 8 12/16/22 1,952 95,665
$ 148,612

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Multifactor ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(166) of net dividends and financing fees.
(e)
Amount includes $(7,512) of net dividends and financing fees.
(g)
Amount includes $554 of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ....... Monthly
Goldman Sachs
Bank USA
(b)
02/27/23 $ 770,808 $ 18,932
(c)
$ 789,906 0.1%
Monthly HSBC Bank plc
(d)
02/10/23 3,444,078 475,249
(e)
3,926,839 0.4
Monthly
JPMorgan Chase
Bank NA
(f)
02/08/23 1,156,776 184,066
(g)
1,340,288 0.1
$ 678,247 $ 6,057,033
(b) (d) (f)
Range: 65 basis points 65 basis points 65 basis points
Benchmarks: USD 1D Overnight Fed Funds Effective Rate (FEDL01) USD 1D Overnight Bank Funding Rate (OBFR01) USD 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
HomeStreet , Inc. .......... 2,937 $ 76,245 9.6%
Hope Bancorp, Inc. ........ 1,027 13,936 1.8
OFG Bancorp ............ 11,834 329,932 41.8
Preferred Bank/Los Angeles CA 1,472 113,153 14.3
$ 533,266
Insurance
Employers Holdings, Inc. .... 2,105 91,799 11.6
Genworth Financial, Inc., Class
A .................. 19,794 92,438 11.7
Stewart Information Services
Corp. ............... 1,015 39,544 5.0
223,781
Commercial Services &
Supplies
GEO Group, Inc. (The) ...... 3,884 32,859 4.2
Total Reference Entity — Long ............ 789,906
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 789,906
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Central Pacific Financial Corp. 37,820 $ 776,067 19.8%
Hanmi Financial Corp. ...... 3,586 96,033 2.5
Heritage Financial Corp. ..... 3,648 122,901 3.1
HomeStreet , Inc. .......... 48 1,246 0.0
(a)
Hope Bancorp, Inc. ........ 1,318 17,885 0.5
OFG Bancorp ............ 2,289 63,817 1.6
Pathward Financial, Inc. ..... 40,483 1,701,501 43.3
Preferred Bank/Los Angeles CA 560 43,047 1.1
$ 2,822,497
Consumer Finance
Bread Financial Holdings, Inc. . 7,767 280,466 7.1
Insurance
Genworth Financial, Inc., Class
A .................. 169,753 792,747 20.2
Stewart Information Services
Corp. ............... 799 31,129 0.8
823,876
Total Reference Entity — Long ............ 3,926,839
Net Value of Reference Entity — HSBC Bank plc $ 3,926,839

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Multifactor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Central Pacific Financial Corp. 228 $ 4,679 0.4%
Hanmi Financial Corp. ...... 251 6,722 0.5
Hope Bancorp, Inc. ........ 3,942 53,493 4.0
Preferred Bank/Los Angeles CA 14,265 1,096,550 81.8
$ 1,161,444
Shares Value
% of Basket
Value
Consumer Finance
Bread Financial Holdings, Inc. . 265 9,569 0.7
Insurance
Genworth Financial, Inc., Class
A .................. 33,826 157,967 11.8
Thrifts & Mortgage Finance
TrustCo Bank Corp. ........ 303 11,308 0.8
Total Reference Entity — Long ............ $ 1,340,288
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 1,340,288
(a) Rounds to less than 0.1%.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 972,186,462 $ — $ — $ 972,186,462
Short-Term Securities
Money Market Funds ...................................... 57,847,771 — — 57,847,771
$ 1,030,034,233 $ — $ — $ 1,030,034,233

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Multifactor ETF

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 148,612 $ 678,247 $ — $ 826,859
$ 148,612 $ 678,247 $ — $ 826,859
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's